Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of the Company
25.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

	As of December 31,
	2016	2017
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	74,488	373,484	57,403
Restricted cash	69,370	65,342	10,043
Short-term investments	316	196,026	30,129
Prepayments and other current assets	33,564	97,120	14,927
Due from related parties	2,619,793	2,131,927	327,671

Total current assets	2,797,531	2,863,899	440,173

Non-current assets
Intangible assets, net	9,846	2,587	398
Goodwill	63,460	59,775	9,187
Investment in equity investees	5,814	5,317	817
Other long-term investment	—	326,710	50,214
Investment in subsidiaries	864,120	2,295,956	352,882

Total non-current assets	943,240	2,690,345	413,498

Total assets	3,740,771	5,554,244	853,671

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Bank loans	346,850	326,710	50,214
Accounts payable	32	—	—
Accrued expenses and other current liabilities	24,101	11,709	1,800
Due to related parties	356,898	919,431	141,314
Income tax payable	344	2,772	426

Total current liabilities	728,225	1,260,622	193,754

Non-current liabilities
Other non-current liabilities	194	261	39

Total non-current liabilities	194	261	39

Total liabilities	728,419	1,260,883	193,793

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 410,608,263 and 415,250,897 shares issued as of December 31, 2016 and 2017, respectively; 380,922,773 and 409,345,857 shares outstanding as of December 31, 2016 and 2017, respectively)	65	65	10
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 1,015,128,452 and 1,006,398,742 shares issued as of December 31, 2016 and 2017, respectively; 1,003,326,973 and 992,705,325 shares outstanding as of December 31, 2016 and 2017, respectively)	165	164	25
Treasury stock (25,368,080 and nil shares as of December 31, 2016 and 2017, respectively)	(178,991)	—	—
Additional paid-in capital	2,725,675	2,644,043	406,382
Retained earnings	237,293	1,564,883	240,518
Accumulated other comprehensive income	228,145	84,206	12,943
Total shareholders’ equity	3,012,352	4,293,361	659,878

Total liabilities and shareholders’ equity	3,740,771	5,554,244	853,671

Statements of Comprehensive Income

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Revenues	196,640	105,497	52,053	8,000
Cost of revenues	(20,531)	(15,993)	(6,919)	(1,063)

Gross profit	176,109	89,504	45,134	6,937

Operating expenses
Research and development	(74,426)	(61,389)	(11,370)	(1,748)
Selling and marketing	(107)	(347)	(84)	(13)
General and administrative	(31,279)	(33,153)	(18,931)	(2,910)

Total operating expenses	(105,812)	(94,889)	(30,385)	(4,671)

Equity in profit (loss) of subsidiaries	133,246	(94,219)	1,346,556	206,962
Interest income (expense), net	7,169	(3,213)	(6,525)	(1,003)
Losses from equity method investments	(42)	(352)	(159)	(24)
Impairment of investments	(25,891)	—	—	—
Settlement and changes in fair value of contingent considerations	(707)	(240)	—	—
Foreign exchange gain (loss), net	389	4,385	(3,877)	(596)
Other income, net	1,620	25,211	—	—

Income (Loss) before income taxes	186,081	(73,813)	1,350,744	207,605

Income tax expenses	(9,734)	(6,712)	(2,550)	(392)

Net income (loss)	176,347	(80,525)	1,348,194	207,213

Other comprehensive income (loss), net of tax of nil
Unrealized gain (loss) on available-for-sale securities, net	2,915	(20,425)	(433)	(67)
Foreign currency translation adjustments	114,000	129,454	(143,506)	(22,056)

Other comprehensive (loss) income	116,915	109,029	(143,939)	(22,123)

Total comprehensive income	293,262	28,504	1,204,255	185,090

Statements of Cash Flows

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	118,281	(114,699)	40,685	6,253
Net cash (used in) provided by investing activities	(202,844)	(437,878)	265,767	40,848
Net cash provided by financing activities	102,366	11,546	23,929	3,678
Effect of exchange rate changes on cash and cash equivalents	31,181	32,145	(31,385)	(4,824)

Net increase (decrease) in cash and cash equivalents	48,984	(508,886)	298,996	45,955

Cash and cash equivalents at beginning of the year	534,390	583,374	74,488	11,448

Cash and cash equivalents at end of the year	583,374	74,488	373,484	57,403

(a) Basis of presentation

For the Company only condensed financial information, the Company records its investment in its subsidiaries, VIEs and subsidiary of VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in profit (loss) of subsidiaries” on the condensed statements of comprehensive income (loss). The subsidiaries, VIEs and subsidiary of VIEs did not pay any dividends to the Company for any of the years presented.

The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.